Going Concern	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Going Concern

As reflected in the accompanying financial statements, we had a working capital deficit of $376,609 and an accumulated deficit of $12,073,755 at June 30, 2011, which raise substantial doubt about our ability to continue as a going concern. Management plans to raise funds through the issuance of debt or the sale of common stock.

Our ability to continue as a going concern is dependent on our ability to raise capital through the issuance of debt or the sale of common stock.  If we do not raise capital sufficient to fund our business plan, AsherXino may not survive. The financial statements do not include any adjustments that might be necessary if we were unable to continue as a going concern.